SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2002

Prasad Growth Fund

			Schedule of Investments
			September 30, 2002 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Building Residential/Commercial
100	NVR Holding *	$ 29,983	5.09%

Business Service Staffing
1	Labor Ready, Inc.*	6	0.00%

Drug Ethical
1,300	King Pharmaceuticals, Inc.*	23,621	4.01%

Electronic Components
3,000	Synaptics, Inc.*	14,430	2.45%

Healthcare
2,000	MIM Corporation *	18,900
1,000	Pharmaceutical Product Development, Inc.*	19,340
		38,240	6.49%
Internet Network
15,000	Xcelera, Inc. *	5,250	0.89%

Leisure Toys & Games
1,000	Multimedia Games, Inc. *	19,690	3.34%

Real Estate Investment Trusts
1,000	Rait Investment Trust	20,600	3.50%

Retail
1,500	Galyan's Trading Company *	15,015	2.55%

Software Education
1,500	Riverdeep Group plc ADR *	9,450
1,500	TTI Team Telecommunications International *	10,170
		19,620	3.33%

Software Financial
3,000	Precis, Inc. *	17,580	2.98%

Telecommunications Equipment
250	Opticnet, Inc. *	58
2,000	Telular Corp. *	4,940
		4,998	0.85%
Telecommunications Services
7,000	ACT Teleconferencing, Inc. *	$ 9,870
3,000	Nortel Inversora S.A. *	1,560
		11,430	1.94%

Transportation
2,250	A.C.L.N. Limited *	833	0.14%

	Total Stocks	$ 221,296	37.56%

Call Options
Computer Graphics
3,000	NVIDIA December 2002 Call @ 17.5	150	0.03%

Drug Ethical
2,000	Bradley Pharmacuticals, Inc. October 2002 Call @ 10	200	0.03%

Healthcare
2,000	Air Methods Corp. October 2002 Call @ 7.5	0
2,000	Novosite Corp. October 2002 Call @ 5	200
		200	0.03%
Retail
2,000	Movie Gallery, Inc. December 2002 Call @ 17.5	2,000	0.34%

Software
1,500	Intercept, Inc. October 2002 Call @ 17.5	0	0.00%

	Total Call Options	$ 2,550	0.43%

Money Market Funds
357,886	Fifth Third Prime Money Market 4.63%	357,886	60.77%

	Total Money Market Funds	$ 357,886	60.77%

	Total Investments (Cost - $760,062)	581,732	98.77%

	Other Assets Less Liabilities	7,229	1.23%

	Net Assets	$ 588,961	100.00%

The accompanying notes are an integral part of the financial statements.

* Non-Income producing securities

Prasad Growth Fund

Statement of Assets and Liabilities
September 30, 2002 (Unaudited)

Assets:
Investment Securities at Market Value	$ 581,732
(Identified Cost - $760,062)
Cash	7,832
Receivables:
Dividends and Interest	187
Total Assets	589,751
Liabilities
Accrued Management Fees	790
Total Liabilities	790
Net Assets	$ 588,961
Net Assets Consist of:
Capital Paid In	1,773,572
Accumulated Undistributed Net Investment Income (Loss)	(1,236)
Accumulated Realized Gain (Loss) on Options - Net	(251,832)
Accumulated Realized Gain (Loss) on Investments - Net	(753,213)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	(178,330)
Net Assets, for 181,564 Shares Outstanding	$ 588,961
Net Asset Value and Redemption Price
Per Share ($588,961/181,564 shares)	$ 3.24

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Operations
For the six months ended September 30, 2002 (Unaudited)
Investment Income:
Dividends	$ 2,766
Interest	1,262
Total Investment Income	4,028
Expenses
Management Fees (Note 2)	5,264
Total Expenses	5,264

Net Investment Income (Loss)	(1,236)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(26,392)
Realized Gain (Loss) on Options	(5,250)
Unrealized Appreciation (Depreciation) on Investments	(178,910)
Net Realized and Unrealized Gain (Loss) on Investments	(210,552)

Net Increase (Decrease) in Net Assets from Operations	$ (211,788)

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Changes in Net Assets (Unaudited)
	4/1/2002	4/1/2001
	to	to
	9/30/2002	3/31/2002
From Operations:
Net Investment Income (Loss)	$ (1,236)	$ (7,464)
Net Realized Gain (Loss) on Investments	(26,392)	(463,948)
Net Realized Gain (loss) on Options	(5,250)	(38,037)
Net Unrealized Appreciation (Depreciation)	(178,910)	646,563
Increase (Decrease) in Net Assets from Operations	(211,788)	137,114
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	17,071	79,520
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(39,336)	(81,259)
Net Increase (Decrease) from Shareholder Activity	(22,265)	(1,739)

Net Increase (Decrease) in Net Assets	(234,053)	135,375

Net Assets at Beginning of Period	823,014	687,639

Net Assets at End of Period	$ 588,961	$ 823,014

Share Transactions:
Issued	4,430	16,632
Reinvested	0	0
Redeemed	(11,707)	(17,556)
Net increase (decrease) in shares	(7,277)	(924)
Shares outstanding beginning of period	188,841	189,765
Shares outstanding end of period	181,564	188,841

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2002	4/1/2001	4/1/2000	4/1/1999	11/23/1998**
	to	to	to	to	to
	9/30/2002	3/30/2002	3/31/2001	3/31/2000	3/31/1999
Net Asset Value -
Beginning of Period	$ 4.36	$ 3.62	$ 17.60	$ 10.46	$ 10.00
Net Investment Income	(0.01)	(0.04)	(0.01)	(0.12)	(0.05)
Net Gains or Losses on Securities
(realized and unrealized)	(1.11)	0.78	(9.50)	7.26	0.51
Total from Investment Operations	(1.12)	0.74	(9.51)	7.14	0.46
Dividends
(from net investment income)	0.00	0.00	0.00	0.00	0.00
(from capital gains)	0.00	0.00	(4.47)	0.00	0.00
Total Distributions	0.00	0.00	(4.47)	0.00	0.00
Net Asset Value -
End of Period	$ 3.24	$ 4.36	$ 3.62	$ 17.60	$ 10.46

Total Return	(25.69)%	20.44%	(67.00)%	68.26%	13.37%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	589	823	688	1,683	210

Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	(0.35)%	(0.87)%	(0.10)%	(1.21)%	(1.08)%
Portfolio Turnover Rate	398.41%	523.69%	1013.09%	455.07%	272.04%

* Annualized
**Commencement of operations

The accompanying notes are an integral part of the financial statements.

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $5,264 during the six months ending September 30, 2002.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2002 an indefinite number of shares of capital stock were authorized, and paid-in capital amounted to $1,773,572.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ending September 30, 2002, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,038,610 and $1,429,069 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.

6.)

SECURITY TRANSACTIONS

For federal income tax purposes, the cost of investments owned at September 30, 2002 was $760,062. At September 30, 2002, the composition of unrealized appreciation and depreciation was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
64	(178,394)	(178,330)

7.)

CAPITAL LOSS CARRY FOWARDS

As of September 30, 2002, the Fund has federal income tax capital loss carryforwards of $962,826, of which $461,596 expires in 2009 and $501,230 expires in 2010.

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Series Trust.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Samir Thakkar

Investment Adviser

Mutual Funds Leader, Inc.

1310 East Ocean Blvd. #1204

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, OH  45263

Counsel

Michael J. Meaney, Esq.

Benesch, Friedlander, Coplan & Aronoff LLP

2300 BP America Building

200 Public Square

Cleveland, Ohio 44114

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.